MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 8 – MARKETABLE SECURITIES

Until the end of 2022, the company used to hold securities for dealing or trading purposes with the purpose of making profits from these transactions, accordingly the movement in marketable securities were classified as part of operating activities in the cash flow statement. Marketable securities were comprised of only available for sale investments.

In 2023, the Company approved a new investment policy, which began to consider investments for working capital and long-term investments separately, considering the new strategic direction, which includes acquisitions of companies and long-term investments. This new approach led to a new classification of marketable securities in the cash flow statements in 2023, resulting in the classification of the movement of marketable securities as an investment activity once the Company is holding these securities for the purpose of earning interest income.

	12/31/2023	12/31/2022
Current
National Treasury Financial Note	2,979,760	6,725,210
Repurchase Agreements	2,798,670	4,209,818
National Treasury Notes	70,861	375,884
Financial Investments in Foreign Currency	—	360,361
Others	70,880	522,381
	5,920,171	12,193,654
Non-current
Beneficiary Parties (a)	427,202	407,556
Others	5,522	4,537
	432,724	412,093

	6,352,895	12,605,747

(a)Beneficiary Parties.

Securities acquired due to the restructuring of the Company’s investment in INVESTCO S.A. These assets guarantee annual income equivalent to 10% of the profit of Lajeado Energia S.A., Paulista Lajeado Energia S.A. and CEB Lajeado Energia S.A., paid together with the dividends, and will be redeemed at the maturity scheduled for October 2032, upon their conversion into preferred shares of the capital stock of said companies.

The reduction in balance classified as marketable securities reflects the occurrence of payments made during the financial year 2023. The main disbursements were (i) amortization of debt, (ii) stock buybacks and (iii) amortization of obligations under Law nº 14,182/21. (See Note 31).

8.1 Correction of reclassification of marketable securities

During the year of 2023, the Company evaluated the presentation of Marketable securities and identified the need to improve their presentation and for the compatibility of this information, the same presentation was applied in 2022.

This conciliation of presentation is demonstrated below:

	12/31/2022		12/31/2022
Titles	(As reported)	Adjustments	(As revised)
Current
National Treasury Financial Note	2,216,621	4,508,589	6,725,210
Repurchase agreements	1,272,316	2,937,502	4,209,818
National Treasury Notes	484,253	(108,369)	375,884
Financial Investments in Foreign Currency	—	360,361	360,361
Fixed income securities	7,928,308	(7,928,308)	—
Investments in fund quotes	210,950	(210,950)	—
Others	81,206	441,175	522,381
	12,193,654	—	12,193,654
Non-current
Beneficiary Parties	407,556	—	407,556
Others	10,092	(5,555)	4,537
	417,648	(5,555)	412,093

	12,611,302	(5,555)	12,605,747

Accounting Policy

Except for the beneficiary parties, the marketable securities consist of financial investments that are not characterized as cash and cash equivalents: see note 6. The Company records its marketable securities at fair value through profit or loss, as the objective is early receipt, not maintaining their receipt flows until maturity. They are presented in current assets based on expected realization. The beneficiary parties are equity instruments, that are measured at fair value through the profit and loss.